Restatement of Previously Issued Financial Statements to Reflect Derivative Accounting	12 Months Ended
Dec. 31, 2020
Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

2.    Restatement of Previously Issued Financial Statements to Reflect Derivative Accounting

The consolidated financial statements for the year ended December 31, 2020 included in the Original 10-K, filed March 12, 2021, have been restated to reflect the fair value of our warrant derivative liability, which was initially recorded as a component of equity. The Company recently evaluated the terms of its warrants and determined such warrants should be classified as a liability measured at fair value, with the changes in fair value each period reported in earnings in accordance with GAAP. Volatility in our Common Stock and Public Warrants may result in significant changes in the value of the derivatives and resulting gains and losses on our statement of operations. Further if our Sponsor Warrants are held by someone other initial purchases of the Sponsor Warrants or their permitted transferees, the Sponsor Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. Because the terms of the Sponsor Warrants and Public Warrants are so similar, we classified both types of warrants as a derivative liability measured at fair value. The Company determined, at the time of the Public Offering, the initial value of its Public Warrants and Sponsor Warrants were $18,830,000 and $9,200,000, respectively. As of December 31, 2020, the value of our Public Warrants and Sponsor Warrants were $37,000,000 and $18,720,000, respectively. We have restated our December 31, 2020 financial statements to reflect the initial warrant derivative liability of $28,030,000 with an offsetting amount recorded in additional paid in capital. Subsequently we adjusted the liability to fair value at December 31, 2020 and recorded a change in fair value of warrant derivative liability of $27,690,000 in other income and expense on our statement of operations. As of December 31, 2020 our warrant derivative liability was $55,720,000.

Because a portion of the Public Offering is now accounted for as a liability at fair value instead of equity, we reclassed a portion of transaction costs associated with the Public Offering. We allocated offering costs and underwriting discounts between the public equity and warrants based on the relative fair value method. On October 14, 2020, we issued $500,000,000 of Public Units. We have determined fair value of the Public Warrants on October 14, 2020 was $18,830,000, and therefore, assigned a value to the Public Warrants of $18,830,000 and to the Common Stock of $481,170,000. Because the fair value of the Public Warrants is 3.7% of total Public Units, we reclassed $1,046,115, or 3.7%, of underwriting discounts and offering costs from additional paid in capital to general and administrative expenses in the 4th quarter. As the bulk of these expenses are commissions, we have included the entire amount in underwriting discounts in the Statement of Cash Flows.

The following table summarizes the effect of the restatement on each financial statement line item, as indicated:

	As previously reported	Adjustment	As restated
Balance Sheet as of October 14, 2020
Warrant derivative liability	$—	$28,030,000	$28,030,000
Total liabilities	19,092,923	28,030,000	47,122,923
Class A common stock subject to possible redemption	477,874,167	(28,030,000)	449,844,167
Class A common stock	221	281	502
Additional paid-in capital	5,002,872	1,045,834	6,048,706
Accumulated deficit	(2,451)	(1,046,115)	(1,048,566)
Balance Sheet as of December 31, 2020
Warrant derivative liability	$—	$55,720,000	$55,720,000
Total liabilities	17,627,450	55,720,000	73,347,450
Class A common stock subject to possible redemption	478,574,408	(55,720,000)	422,854,408
Class A common stock	215	557	772
Additional paid-in capital	5,152,825	28,735,558	33,888,383
Accumulated deficit	(154,280)	(28,736,115)	(28,890,395)
Statement of Operations as of December 31, 2020
General and administrative expenses	$(232,904)	$(1,046,115)	$(1,279,019)
Change in fair value of warrant derivative liability	—	(27,690,000)	(27,690,000)
Total other income (expense)	78,624	(27,690,000)	(27,611,376)
Net loss	(154,280)	(28,736,115)	(28,890,395)
Basic and diluted loss per share	(0.02)	(2.97)	(2.99)
Statement of Cash Flows as of December 31, 2020
Net loss	$(154,280)	$(28,736,115)	$(28,890,395)
Change in fair value of warrant derivative liability	—	(27,690,000)	(27,690,000)
Net cash used in operating activities	(211,292)	(1,046,115)	(1,257,407)
Payment for underwriting discounts	(10,000,000)	1,046,115	(8,953,885)
Net cash provided by financing activities	501,228,698	1,046,115	502,274,813